Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
36. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals, including their close family members, capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello, as well as other companies owned by Monterubello and its shareholders. Related parties also include the Group’s associates and joint arrangements, members of the Group Board and executives with strategic responsibilities, as well as their families and entities controlled by them.
The Group carries out transactions with related parties on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved.
Transactions carried out by the Group with these related parties are primarily of a commercial and financial nature and are mainly relate to:
Transactions with associates
•Transactions with TFI and its subsidiaries (the “TFI Group”), prior to the completion of the TFI Acquisition related to:
◦a licensing agreement for the production and worldwide distribution of luxury men’s ready to wear and made to measure clothing, footwear and accessories under the TOM FORD brand (which ended with the deliveries of the Fall/Winter 2022 collection), as well as a supply agreement to act as exclusive supplier for certain TOM FORD menswear products starting with the Spring/Summer 2023 collection (for which the supply commenced in 2022);
◦financial loans to TFI that were settled during the period; and
◦a financial guarantee provided in 2020 by the Group to TFI (which at the time was an associate of the Group) for an amount of $7,500 thousand in relation to its payment obligations under a bank loan issued to TFI. Such guarantee was subsequently reduced to $6,875 thousand in 2022 and terminated in 2023 as part of the transactions contemplated by the TFI Acquisition. No amounts were claimed under the guarantee.
•The purchase of raw materials, in particular carded yarns from Filati Biagioli Modesto.
•The purchase of finished products from Norda Run Inc. and Luigi Fedeli e Figlio S.r.l..
Transactions with Monterubello and companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
•The purchase of raw materials, in particular of wool, from Gruppo Schneider S.p.A. and its subsidiaries (the “Schneider Group”).
•The purchase of industrial services, in particular of fabrics’ finishing, from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•Transactions with PKB Bank AG relating to an interest-bearing loan amounting to €5,000 thousand which was fully repaid in the first half of 2022.
•The Disposition, which was completed in November 2021, of certain of its businesses, through the statutory demerger under Italian law to a new company owned by its existing shareholders. The Disposition included, inter alia, the Group’s real estate business, consisting of the Group’s former subsidiary EZ Real Estate, which directly and indirectly holds substantially all of the real estate assets formerly owned by the Group, as well as certain properties previously owned by Lanificio.
•Following the Disposition, the rental of properties from EZ Real Estate or its subsidiaries under lease agreements.
•Following the Disposition, the Group receives licensing, marketing and other sustainability-related services from Oasi Zegna.
•As part of the Disposition, on January 14, 2021, the Group sold 70% of its equity stake in Agnona to a related party for consideration of €1 and as a result Agnona was deconsolidated from the beginning of the year and became a related party of the Group. The Group subsequently disposed of the remaining 30% stake in Agnona in two tranches during September and October 2021 for total consideration of €500 thousand. Following the initial disposal of Agnona, the Group sold products and recharged costs for services to Agnona, as well as compensated amounts related to losses incurred by Agnona subsequent to the Group’s sale of a majority stake in accordance with the terms of the related sale agreement.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into as part of the Group’s investments in the Thom Browne Group and Lanificio whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in the Thom Browne Group and Lanificio. In July 2021, the Group purchased the additional 10% of Lanificio for a total consideration of €9,600 thousand, following which the Group owns 100% of Lanificio. In June 2021, the Group purchased an additional 5% of the Thom Browne Group for a total consideration of €30,653 thousand, following which the Group owns 90% of the Thom Browne Group. For additional information relating to the Thom Browne put contract see Note 28 — Other current and non-current financial liabilities.
Transactions with other related parties connected to directors and shareholders, including in connection with the Business Combination in 2021
•Transactions with UBS Group AG and its subsidiaries (together referred to as the “UBS Group AG”) for borrowings, revolving credit lines and financial assets the Group holds (mainly cash and cash equivalents and other securities), as well as derivative contracts in the course of the Group’s risk management activities. UBS Group AG also provides certain financial guarantees to third parties on behalf of the Group. Following Mr. Sergio Ermotti's appointment as Group Chief Executive Officer of UBS Group AG effective April 5, 2023, UBS Group AG and its subsidiaries qualify as related parties of the Group.
In connection with the closing of the Business Combination and the public listing of the Company (as further described in the Note 1 — General information), the Company entered into various transactions with Monterubello and other shareholders and related parties, including the following:
•The repurchase by the Company of 54,600,000 of its own shares from Monterubello for total consideration of €455,000 thousand.
•The reimbursement to the Company by Monterubello of a special gift to all employees of the Group for an amount of €10,923 thousand.
•The issuance of 800,000 private warrants to certain Non-Executive Directors, for which the Group recognized personnel costs of €1,236 thousand and an offsetting increase to other reserves within equity for the year ended December 31, 2021. As a result of a warrant redemption completed on February 27, 2023, there are no remaining private warrants outstanding. For additional information see Note 28 — Other current and non-current financial liabilities.
•The grant of equity-settled share-based payments to key management. For additional information see Note 37 — Share-based payments.
•In connection with the Business Combination, certain of the Company’s related parties (including certain directors and officers and affiliates of Monterubello) entered into PIPE Subscription Agreements with the Company pursuant to which they subscribed for ordinary shares at the closing of the Business Combination. The amount of each such subscription was immaterial. Under the terms of the PIPE Subscription Agreements, such related parties are entitled to certain registration rights in respect of their ordinary shares. In addition, at the Closing of the Business
Combination, the Company entered into certain agreements with related parties, including the Shareholders Agreement, the Zegna Shareholders Lock-Up Agreement, the IIAC Sponsor Lock-Up Agreement and the Registration Rights Agreement. Such agreements are filed as exhibits to this annual report on Form 20-F.
The following table summarizes transactions with related parties for the years ended December 31, 2023, 2022 and 2021.

	For the year ended December 31,
	2023						2022						2021
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
TFI Group(1)(2)	3,233	288	740	—	(7)	—	35,525	—	6,396	—	136	—	23,047	—	7,730	—	596	—
Filati Biagioli Modesto S.p.A.	5	4,782	141	—	96	—	—	3,304	61	—	—	—	49	177	—	—	—	—
Norda Run Inc.	—	2,072	122	—	—	(14)	—	—	—	—	—	—	—	—	—	—	—	—
Pelletteria Tizeta S.r.l.(1)	—	—	—	—	—	—	1	—	—	—	—	—	—	—	—	—	—	—
Luigi Fedeli e Figlio S.r.l.	86	85	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total associates	3,324	7,227	1,003	—	89	(14)	35,526	3,304	6,457	—	136	—	23,096	177	7,730	—	596	—
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
EZ Real Estate(3)	4	2,580	4,100	2,072	(545)	—	8	2,545	3,638	—	(490)	—	58	830	1,659	84	—	—
Schneider Group	25	14,209	14	—		—	23	14,785	52	—	—	—	20	5,623	—	—	—	—
Alan Real Estate S.A.(3)	—	1,650	3,100	—	(310)	(8)		1,692	1,415	—	(13)	—	—	274	520	—	—	—
Agnona S.r.l.	64	35	210	32	(1)	(1)	195	262	81	—	—	—	373	—	5,665	—	—	—
61 West 23rd Street LLC(3)	—	—	—	—	—	—	—	—	(16)	—	—	—	—	—	(14)	—	—	—
Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team(4)	195	5,827	614	6	3	—	1	6,086	33	—	(8)	—	9	491	—	—	(40)	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	3,108	—	(1,522)	350	—	—	—	—	—	—	—	—	—	—	—	—
Other	—	—	3,038	—	—	—	—	—	2,563	—	—	—	—	—	1,284	—	(20,675)	—
Total transactions with related parties	3,612	31,528	15,187	2,110	(2,286)	327	35,753	28,674	14,223	—	(375)	—	23,556	7,395	16,844	84	(20,119)	—
Total for the Group	1,904,549	680,235	901,364	114,802	(30,839)	(5,262)	1,492,840	564,832	695,084	85,147	(41,026)	(7,869)	1,292,402	495,702	822,897	67,831	2,066	(7,791)
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(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Pelletteria Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Costs with TFI Group include royalties amounting to €181 thousand for the year ended December 31, 2023 (€3,956 thousand and €4,081 thousand for the year ended December 31, 2022 and 2021, respectively).
(3)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG and Pettinatura di Verrone S.r.l.
The following table summarizes assets and liabilities with related parties at December 31, 2023 and 2022.

	At December 31, 2023				At December 31, 2022
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
TFI Group(1)	—	—	—	—	—	11,808	—	366
Filati Biagioli Modesto S.p.A.	—	598	—	927	—	2,200	—	2,830
Norda Run Inc.	—	—	—	2	—	—	—	—
Pelletteria Tizeta S.r.l.(1)	—	—	—	—	—	1	—	—
Luigi Fedeli e Figlio S.r.l.	—	3	—	—	—	—	—	—
Total associates	—	601	—	929	—	14,009	—	3,196
Monterubello and Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Monterubello	—	—	—	—	—		—	—
Agnona S.r.l.	—	55	—	56	—	32	—	67
Schneider Group	—	—	—	4,176	—	4	—	4,102
EZ Real Estate (2)	43,215	82	37,320	8,503	41,671	69	35,776	6,476
61 West 23rd Street LLC(2)	—	—	—	—	—	24	—	—
Alan Real Estate S.A.(2)	37,154	—	33,245	5,291	9,875	—	7,565	2,471
Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team(3)	406	188	—	2,144	—	240	—	2,204
Other related parties connected to directors and shareholders
UBS Group AG	—	43,202	20,000	3,017	—	—	—	—
Other	—	—	—	530	—	—	—	384
Total transactions with related parties	80,775	44,128	90,565	24,646	51,546	14,378	43,341	18,900
Total for the Group	1,479,375	1,287,636	853,992	1,012,123	1,141,070	1,285,657	827,422	866,984
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(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group and Pelletteria Tizeta S.r.l. are controlled by the Group and are no longer related parties.
(2)Entities disposed of as part of the disposition in November 2021 of certain businesses that were previously part of the Group.
(3)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., PKB Privatbank AG, Achill Station Pty Ltd., and Pettinatura di Verrone S.r.l.
The following table summarizes remuneration of and outstanding balances with the directors of the Group and key executives with strategic responsibilities:

	Key Management Personnel					Outstanding Balance
(Euro thousands)	Short-term employee benefits(1)	Post- employment benefits	Other long-term benefits	Share-based payments	Financial income	Employee benefits	Other current and non-current financial liabilities(2)	Other current liabilities	Non-current financial assets
2023	17,516	3,047	9,110	14,251	—	4,346	138,558	43,034	—
2022	17,337	1,015	13,623	9,358	(24)	28,648	156,782	6,861	2,240
2021	16,853	4,012	8,702	14,012	—	12,865	135,726	7,990	2,219
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(1)Includes corporate bodies fees, consultancy fees and personnel compensation.
(2)Primarily relates to liabilities on put contracts entered into as part of the Group’s investments in Thom Browne and Lanificio (in 2021).